                                                                  AUGUST 1, 2000
                                                   AS SUPPLEMENTED MARCH 5, 2001


                               RYDEX SERIES FUNDS

                                 C CLASS SHARES

                                  PROSPECTUS


BENCHMARK FUNDS                                ELECTRONICS

NOVA                                           ENERGY

URSA                                           ENERGY SERVICES

OTC                                            FINANCIAL SERVICES

ARKTOS                                         HEALTH CARE

MEKROS                                         INTERNET

U.S. GOVERNMENT BOND                           LEISURE

JUNO                                           PRECIOUS METALS

LARGE-CAP EUROPE                               RETAILING

LARGE-CAP JAPAN                                 TECHNOLOGY

                                               TELECOMMUNICATIONS
SECTOR FUNDS
                                               TRANSPORTATION
BANKING
                                               UTILITIES
BASIC MATERIALS

BIOTECHNOLOGY                                  MONEY MARKET FUND

CONSUMER PRODUCTS                              U.S. GOVERNMENT MONEY MARKET


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

2

C CLASS SHARES
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex with a number of separate investment portfolios (the "Funds"). This prospectus describes the C Class Shares of twenty-seven Funds, which are grouped into three categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund.

C Class Shares of the Funds, are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                   PROSPECTUS  3

    TABLE OF CONTENTS
--------------------------------------------------------------------------------

      RYDEX BENCHMARK FUNDS
  5   COMMON RISK/RETURN INFORMATION
  6   NOVA FUND
  8   URSA FUND
 10   OTC FUND
 12   ARKTOS FUND
 15   MEKROS FUND
 17   U.S. GOVERNMENT BOND FUND
 20   JUNO FUND
 23   LARGE-CAP EUROPE FUND
 26   LARGE-CAP JAPAN FUND

      RYDEX SECTOR FUNDS
 29   COMMON RISK/RETURN INFORMATION
 30   BANKING
 32   BASIC MATERIALS
 34   BIOTECHNOLOGY
 36   CONSUMER PRODUCTS
 38   ELECTRONICS
 40   ENERGY
 42   ENERGY SERVICES
 44   FINANCIAL SERVICES
 46   HEALTH CARE
 48   INTERNET
 50   LEISURE
 52   PRECIOUS METALS
 54   RETAILING
 56   TECHNOLOGY
 58   TELECOMMUNICATIONS
 60   TRANSPORTATION
 62   UTILITIES

      MONEY MARKET FUND
 64   U.S. GOVERNMENT MONEY MARKET FUND

 67   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

 75   INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

 82   SALES CHARGES

 84   RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

 87   DIVIDENDS AND DISTRIBUTIONS

 87   TAX INFORMATION

 89   MANAGEMENT OF THE FUNDS

 92   FINANCIAL HIGHLIGHTS

107   BENCHMARK INFORMATION

 BC   ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
This page intentionally left blank.

                                                                   PROSPECTUS  5

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

MEKROS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6

NOVA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "S&P 500 Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS  7

NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1994         -4.77
           1995         50.42
           1996         27.29
           1997         42.34
           1998         35.13
           1999         24.00

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                              24.00%                  19.53%
PAST FIVE YEARS                            36.49%                  26.18%
SINCE INCEPTION (07/12/93)                 26.80%                  20.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Nova Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES...........................................     .75%
    DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES........    1.00%
    OTHER EXPENSES............................................     .43%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.18%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA FUND                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                 $329       $705      $1,208    $2,589

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $229       $705      $1,208    $2,589

8

URSA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Ursa Master Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Ursa Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS  9

URSA FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1995        -20.14
           1996        -12.17
           1997        -20.99
           1998        -19.01
           1999        -12.40

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 3.34%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS -10.86% (QUARTER ENDED SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).

Caption
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -12.40%                  19.53%
PAST FIVE YEARS                           -17.03%                  26.18%
SINCE INCEPTION (01/07/94)                -13.92%                  20.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Ursa Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .41%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.31%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

URSA FUND                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $343       $747      $1,277    $2,727

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $243       $747      $1,277    $2,727

10

OTC FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  11

OTC FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1995         44.24
           1996         43.46
           1997         21.85
           1998         86.48
           1999        100.65

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                               INVESTOR CLASS SHARES    NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            100.65%                101.95%
PAST FIVE YEARS                           56.65%                 55.77%
SINCE INCEPTION (02/14/94)                45.78%                 45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the OTC Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .75%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES.........    1.00%
   OTHER EXPENSES.............................................     .40%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC FUND                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $326       $696      $1,192    $2,557

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $226       $696      $1,192    $2,557

12

ARKTOS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index. The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index, and the Arktos Master Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities, futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the NASDAQ 100 Index's performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the NASDAQ 100 Index's concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                  PROSPECTUS  13

ARKTOS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE
The bar chart and table below show the performance of Investor Class Shares of the Arktos Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART]

           1999        -54.31

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -15.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS -5.68% (QUARTER ENDED SEPTEMBER 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.08% (QUARTER ENDED DECEMBER 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                               INVESTOR CLASS SHARES    NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            -54.31%                101.95%
SINCE INCEPTION (09/03/98)               -60.63%                132.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Arktos Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES.........    1.00%
   OTHER EXPENSES.............................................     .56%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.46%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE BELOW INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND.

14

EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the C Class Shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ARKTOS FUND                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $358       $794      $1,355    $2,883

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $258       $794      $1,355    $2,883

                                                                 PROSPECTUS  15

MEKROS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000-Registered Trademark- Index (the "Russell 2000 Index"). The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included on the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the Russell 2000 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Russell 2000 Index.

SMALL-CAP RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

16

MEKROS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE
The Mekros Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Mekros Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)............................................    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES**...........................................     .60%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MEKROS FUND                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $363       $806      $1,376    $2,924

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $263       $806      $1,376    $2,924

                                                                  PROSPECTUS  17

U.S. GOVERNMENT BOND FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the U.S. Government Bond Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

18

U.S. GOVERNMENT BOND FUND
-----------------------------------------------------------------------------
FUND PERFORMANCE AND FEE INFORMATION

[BAR CHART]

           1994        -17.96
           1995         36.14
           1996         -7.09
           1997         16.36
           1998         15.83
           1999        -19.08

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 9.90%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.90% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -10.68% (QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                            INVESTOR CLASS SHARES         LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                      -19.08%                       -8.65%
PAST FIVE YEARS                      6.71%                        8.73%
SINCE INCEPTION (01/03/94)           2.14%                        5.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy or hold C Class Shares of the U.S. Government Bond Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER
IS LESS)............................................................. 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
   MANAGEMENT FEES...................................................  .50%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES................ 1.00%
   OTHER EXPENSES....................................................  .42%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

                                                                  PROSPECTUS  19


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT
BOND FUND            1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $302          $623          $1,070         $2,309

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $202          $623          $1,070         $2,309

20

JUNO FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Juno Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Juno Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  21




JUNO FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1996          8.00
           1997         -5.56
           1998         -4.58
           1999         20.36


* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -7.02%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.29% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -5.69% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                             INVESTOR CLASS SHARES        LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                   20.36%                       -8.65%
SINCE INCEPTION (03/03/95)       0.03%                        8.06%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Juno Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER
IS LESS)............................................................. 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)**
   MANAGEMENT FEES...................................................  .90%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES................ 1.00%
   OTHER EXPENSES....................................................  .57%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 2.47%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND.

22

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

JUNO FUND            1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $359          $797          $1,361         $2,893

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $259          $797          $1,361         $2,893

                                                                  PROSPECTUS  23

LARGE-CAP EUROPE FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Stoxx 50 Index is increasing. When the value of the Stoxx 50 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the European markets and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Stoxx 50 Index.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

24

LARGE-CAP EUROPE FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LARGE-CAP EUROPE FUND

FUND PERFORMANCE AND FEE INFORMATION

-------------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Europe Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Large-Cap Europe Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)................................................... 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
   MANAGEMENT FEES...................................................  .90%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES................ 1.00%
   OTHER EXPENSES**..................................................  .60%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

                                                                  PROSPECTUS 25


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

LARGE-CAP
EUROPE FUND          1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $363          $806          $1,376         $2,924

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $263          $806          $1,376         $2,924

26

LARGE-CAP JAPAN FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "Topix 100 Index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the Japanese market and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Topix 100 Index.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                  PROSPECTUS  27

LARGE-CAP JAPAN FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

28

LARGE-CAP JAPAN FUND

FUND PERFORMANCE AND FEE INFORMATION

-------------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Japan Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Large-Cap Japan Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)..........................   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES.........................................................    .90%
  DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES......................   1.00%
  OTHER EXPENSES**........................................................    .60%
TOTAL ANNUAL FUND OPERATING EXPENSES......................................   2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP
JAPAN FUND           1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $363          $806          $1,376         $2,924

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $263          $806          $1,376         $2,924

                                                                  PROSPECTUS  29

RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING                      INTERNET

BASIC MATERIALS              LEISURE

BIOTECHNOLOGY                PRECIOUS METALS

CONSUMER PRODUCTS            RETAILING

ELECTRONICS                  TECHNOLOGY

ENERGY                       TELECOMMUNICATIONS

ENERGY SERVICES              TRANSPORTATION

FINANCIAL SERVICES           UTILITIES

HEALTH CARE

COMMON RISK/RETURN INFORMATION

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

30

BANKING FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Banking Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  31

BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999        -18.86

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -9.54%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 3.99% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -18.20% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                             -18.86%                  19.53%
SINCE INCEPTION (04/01/98)                -16.91%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Banking Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)................................................... 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES................ 1.00%
   OTHER EXPENSES....................................................  .72%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 2.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BANKING FUND         1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $370          $828          $1,413         $2,996

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $270          $828          $1,413         $2,996

32

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Basic Materials Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  33

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999         21.90

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -29.31%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.84% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -8.58% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                              21.90%                  19.53%
SINCE INCEPTION (04/01/98)                 -2.77%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF
ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)................................................... 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES................ 1.00%
   OTHER EXPENSES....................................................  .68%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 2.53%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BASIC MATERIALS
FUND                 1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $366          $816          $1,392         $2,955

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $266          $816          $1,392         $2,955

34

BIOTECHNOLOGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Biotechnology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  35

BIOTECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999         96.24

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 38.39%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.37% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 6.95% (QUARTER ENDED JUNE 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                              96.24%                  19.53%
Since Inception (04/01/98)                 61.78%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .56%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BIOTECHNOLOGY
FUND                 1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $353          $778          $1,329         $2,831

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $253          $778          $1,329         $2,831

36

CONSUMER PRODUCTS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Consumer Products Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  37

CONSUMER PRODUCTS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999          2.32

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -18.71%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.68% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.13% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                               2.32%                  19.53%
Since Inception (07/06/98)                 -3.49%                  17.40%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .51%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CONSUMER
PRODUCTS FUND        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $348          $762          $1,303         $2,779

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $248          $762          $1,303         $2,779

38

ELECTRONICS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Electronics Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  39

ELECTRONICS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999        121.57

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 38.05%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.46% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 11.18% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                             121.57%                  19.53%
Since Inception (04/01/98)                 79.84%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Electronics Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .43%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.28%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ELECTRONICS FUND     1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $339          $737          $1,165         $2,695

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $239          $737          $1,165         $2,695

40

ENERGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Energy Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  41

ENERGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999         18.68

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 12.31%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.01% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -0.99% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                              18.68%                  19.53%
Since Inception (04/21/98)                  -.53%                  16.97%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Energy Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .72%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY FUND          1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $370          $828          $1,413         $2,996

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $270          $828          $1,413         $2,996

42

ENERGY SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Energy Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  43

ENERGY SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999         44.83

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 37.66%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.38% (QUARTER ENDED MARCH 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -2.88% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                              44.83%                  19.53%
Since Inception (04/01/98)                -18.37%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Energy Services Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .72%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY
SERVICES FUND        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $370          $828          $1,413         $2,996

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $270          $828          $1,413         $2,996

44

FINANCIAL SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Financial Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  45

FINANCIAL SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999         -1.46

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -1.63%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.23% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -16.88% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                              -1.46%                  19.53%
Since Inception (04/02/98)                 -4.40%                  16.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Financial Services Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES ...........................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES ............................................     .86%
TOTAL ANNUAL FUND OPERATING EXPENSES .........................    2.71%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

FINANCIAL
SERVICES FUND        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $385          $872          $1,485         $3,138

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $285          $872          $1,485         $3,138

46

HEALTH CARE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE
The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE
The bar chart and table on the following page show the performance of Investor Class Shares of the Health Care Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  47

HEALTH CARE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

[BAR CHART]

           1999        -13.06

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 19.68%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 4.76% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -10.49% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
--------------------------------------------------------------------------------
Past One Year                             -13.06%                  19.53%
Since Inception (04/17/98)                  0.09%                  17.07%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Health Care Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES.............................................     .56%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

HEALTH CARE FUND     1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $353          $778          $1,329         $2,831

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $253          $778          $1,329         $2,831

48

INTERNET FUND
FUND INFORMATION

FUND OBJECTIVE
The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                  PROSPECTUS  49

INTERNET FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE
The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Internet Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)*.........................    1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES............................................     .85%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES..........    1.00%
   OTHER EXPENSES**...........................................     .75%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................    2.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the C Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

INTERNET FUND        1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:         $373          $838          $1,428         $3,026

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:     $273          $838          $1,428         $3,026

50

LEISURE FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Leisure Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 51

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION
-----------------------------------------------------------------------------
[BAR CHART]

           1999          9.37

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -7.99%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.73% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -7.43% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                           INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                               9.37%                  19.53%
SINCE INCEPTION (04/01/98)                  8.98%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Leisure Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES...........................................................  .73%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.58%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LEISURE FUND                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $371      $831      $1,418    $3,006

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $271      $831      $1,418    $3,006

52

PRECIOUS METALS FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Precious Metals Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

                                                 PROSPECTUS 53

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

-------------------------------------------------------------------------------

[BAR CHART]

           1994        -25.44
           1995         11.54
           1996         -2.62
           1997        -37.62
           1998        -14.42
           1999          0.00

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -14.92%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                               0.00%                  19.53%
PAST FIVE YEARS                           -10.33%                  26.18%
SINCE INCEPTION (12/01/93)                -11.95%                  20.95%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .75%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES...........................................................  .48%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.23%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

PRECIOUS METALS FUND              1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $334      $721      $1,235    $2,642

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $234      $721      $1,235    $2,642

54

RETAILING FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Retailing Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 55

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

[BAR CHART]

           1999         12.91

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -20.03%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.62% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -10.56% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                              12.91%                  19.53%
SINCE INCEPTION (04/01/98)                 21.19%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
    RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Retailing Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES...........................................................  .59%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.44%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

RETAILING FUND                    1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $356      $787      $1,345    $2,862

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $256      $787      $1,345    $2,862

56

TECHNOLOGY FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Technology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 57

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

[BAR CHART]

           1999         81.16

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.41%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.65% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 4.63% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                              81.16%                  19.53%
SINCE INCEPTION (04/14/98)                 81.47%                  17.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
    RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Technology Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)........................... 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES.........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES...................... 1.00%
   OTHER EXPENSES..........................................................  .55%
TOTAL ANNUAL FUND OPERATING EXPENSES....................................... 2.40%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TECHNOLOGY FUND                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $352      $775      $1,324    $2,821

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $252      $775      $1,324    $2,821

58

TELECOMMUNICATIONS FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Telecommunications Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 59

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

[BAR CHART]

           1999         58.59

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -5.94%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN
FOR A QUARTER WAS 35.75% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -4.03% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                              58.59%                  19.53%
SINCE INCEPTION (04/01/98)                 47.28%                  17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES...........................................................  .64%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.49%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TELECOMMUNICATIONS FUND           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $361      $803      $1,371    $2,914

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $261      $803      $1,371    $2,914

60

TRANSPORTATION FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Transportation Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 61

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

[BAR CHART]

           1999        -18.36

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -11.70%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.51% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -19.91% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX (2)
-------------------------------------------------------------------------------
PAST ONE YEAR                             -18.36%                  19.53%
SINCE INCEPTION (04/02/98)                -21.29%                  16.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Transportation Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES........................................................... 1.11%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.96%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TRANSPORTATION FUND               1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $411      $950      $1,614    $3,386

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $311      $950      $1,614    $3,386

62

UTILITIES FUND
FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                 PROSPECTUS 63

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Utilities Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................  .85%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES....................... 1.00%
   OTHER EXPENSES**.........................................................  .75%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................ 2.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

UTILITIES FUND                    1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $373      $838      $1,428    $3,026

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $273      $838      $1,428    $3,026

64

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION
-----------------------------------------------------------------------------
FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                 PROSPECTUS 65

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION
-----------------------------------------------------------------------------
{BAR CHART]

           1994          3.23
           1995          4.93
           1996          4.49
           1997          4.59
           1998          4.72
           1999          4.25

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999) (1)
                   INVESTOR CLASS SHARES     90-DAY TREASURY COMPOSITE (2)
---------------------------------------------------------------------------
PAST ONE YEAR                 4.25%                        4.64%
PAST FIVE YEARS               4.60%                        5.00%
SINCE INCEPTION (12/03/93)    4.31%                        4.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - Call (800) 820-0888 or visit www.rydexfunds.com for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)............................ 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................  .50%
   DISTRIBUTION (12b -1) AND SHAREHOLDER SERVICE FEES ...................... 1.00%
   OTHER EXPENSES ..........................................................  .38%
TOTAL ANNUAL FUND OPERATING EXPENSES ....................................... 1.88%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

66

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT MONEY
MARKET FUND                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:          $297      $610      $1,049    $2,266

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:          $197      $610      $1,049    $2,266

                                                           PROSPECTUS 67

MORE INFORMATION ABOUT FUND
-----------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova, Ursa, OTC, Arktos, U.S. Government Bond, and Juno Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Mekros, Large-Cap Europe, and Large-Cap Japan Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
---------------------------------------------------------------------------------------------
Nova Fund                    150% of the performance of the S&P 500 Index-TM-

Ursa Fund                    Inverse (opposite) of the performance of the S&P 500 Index-TM-

OTC Fund                     100% of the performance of the NASDAQ 100 Index-TM-

Arktos Fund                  Inverse (opposite) of the performance of the NASDAQ 100 Index-TM-

Mekros Fund                  Russell 2000-Registered Trademark- Index

U.S. Government Bond Fund    120% of the price movement of the Long Treasury Bond

Juno Fund                    Inverse (opposite) of the price movement of the Long Treasury Bond

Large-Cap Europe Fund        Dow Jones Stoxx 50-TM- Index

Large-Cap Japan Fund         Topix 100 Index

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

RUSSELL 2000 INDEX. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000-Registered Trademark- Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

 68
--------------------------------------------------------------------------------
DOW JONES STOXX 50-TM- INDEX. The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indexes are published by the Tokyo Stock Exchange.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sectors in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Five of the Benchmark Funds, the Nova, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

                                                    PROSPECTUS 69
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Because appropriate published indices are not available for many of the Rydex
Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Ursa, Arktos, and Juno Funds pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Ursa, Arktos, and Juno Funds were reorganized into this master-feeder structure on April 3, 2000. As a result of the reorganization the predecessor Funds sold all of their assets and liabilities to the master funds in exchange for shares of the new Ursa, Arktos, and Juno Feeder Funds.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering" of fees, e.g., each Fund's Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.

70
--------------------------------------------------------------------------------

The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

                                                 PROSPECTUS 71
--------------------------------------------------------------------------------

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

72
--------------------------------------------------------------------------------

SWAP COUNTERPARTY CREDIT RISK (MEKROS, LARGE-CAP EUROPE, AND LARGE-CAP
JAPAN FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (LARGE-CAP JAPAN FUND) - Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Large-Cap Japan Fund's investments in a single country - Japan
- is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND)
- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on

                                                  PROSPECTUS 73

--------------------------------------------------------------------------------

  the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:
  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC, ARKTOS, MEKROS, AND SECTOR FUNDS) - The normal close of trading of securities listed on the NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, AND JUNO FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

 74
--------------------------------------------------------------------------------

SMALL ISSUER RISK (MEKROS, BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                           PROSPECTUS 75

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

The C Class Shares are intended for persons purchasing shares through broker-dealers, banks, insurance companies, investment advisers and other financial intermediaries that provide various administrative, shareholder and distribution services.

OPENING A NEW ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or

(301) 296-5103 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open a C Class Shares account directly at Rydex is:

- $1,000 for all IRA, Roth IRA and other retirement accounts

- $2,500 for all other accounts

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION

There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.


REGULAR ACCOUNTS                            RETIREMENT ACCOUNTS

--------------------------------------------------------------------------------

ACCOUNT APPLICATION                         IRA ACCOUNT APPLICATION

  Individual                                 Regular IRA

  Joint                                      Rollover IRA

  Gift or Transfer to Minor (UGMA/UTMA)      SEP IRA

  Trust                                     ROTH IRA APPLICATION

  Trustee/Custodial                          Roth IRA

  Corporation                                Roth Conversion IRA

  Partnership                               403(B) APPLICATION

  Self-Directed Retirement Plans             403(B)

                                            QUALIFIED RETIREMENT

                                            PLAN APPLICATION

                                             Money Purchase Plan

                                             Profit Sharing Plan

 76
--------------------------------------------------------------------------------

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

- BE SURE TO SIGN THE APPLICATION.


SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS

Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

- Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

- Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION IRA ACCOUNT APPLICATION

- Circle the type of IRA account you are opening.
  REGULAR IRA: A traditional IRA account-transferring assets from an existing
  IRA
  ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)
  SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

- BE SURE TO SIGN THE APPLICATION.

                                                                  PROSPECTUS 77
--------------------------------------------------------------------------------

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

- Include all account numbers that are to be transferred to Rydex.

- Provide a telephone number for your current custodian.

- Indicate whether you would like a complete or partial transfer.

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

- Call your current custodian to determine if they require a signature guarantee.

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGES HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


BUYING FUND SHARES
--------------------------------------------------------------------------------
Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

THROUGH AN INTERMEDIARY
You may open an account through an intermediary, who is then responsible for submitting your completed account application to Rydex.

BY MAIL
INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.
- Make sure to indicate your initial investment selection.

- Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.
- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.

- There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

 78
--------------------------------------------------------------------------------

- Indicate the name of the fund you would like to purchase on your check.

IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                                   Rydex Funds

                                 C Class Shares

                                 Attn: Ops. Dept

                         9601 Blackwell Road, Suite 500

                               Rockville, MD 20850

BY WIRE

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

- Make sure your investment meets the Minimum Investment Requirement.

- There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:

- Account Number

- Fund Name

- Amount of Wire

- Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH

Routing Number: 0420-00013
For Account of: Rydex Series Funds C Class Shares
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

                                                 PROSPECTUS 79

--------------------------------------------------------------------------------

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.


GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cutoff times (shown below) to be processed at that Business Day's NAV. The cutoff times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                   CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
U.S. Government Money Market           1:00 p.m. and 4:00 P.M.

All Sector Funds                       3:30 p.m.*

Nova                                   3:45 p.m.

Ursa                                   3:45 p.m.

OTC                                    3:45 p.m.

Arktos                                 3:45 p.m.

Mekros                                 3:45 p.m.

Large-cap Europe                       3:45 p.m.

Large-cap Japan                        3:45 p.m.

Juno                                   3:45 p.m.

U.S. Government Bond                   3:45 p.m.

*FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ELECTRONIC (WEB) TRANSACTIONS.

You may also make investments in the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

 80
SELLING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds, subject to any applicable CDSC, on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:
- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (Check or Wire)

- Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

- Mail                                  - Fax
  Rydex Series Funds C Class Shares       (301) 296-5103
  Attn: Ops. Dept
  9601 Blackwell Road, Suite 500
  Rockville, MD 20850


HOW TO REDEEM BY PHONE
- Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

- Give the representative the following information:

- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

                                                 PROSPECTUS 81
--------------------------------------------------------------------------------
THINGS TO KNOW
- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Redemptions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

- Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

 82
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ABOUT SELLING SHARES

ELECTRONIC (WEB) TRANSACTIONS

Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site -- www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

SALES CHARGES
--------------------------------------------------------------------------------
You can buy C Class Shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF THE CDSC

The CDSC will be waived for the redemption of C Class Shares:

- purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;

- purchased by reinvesting dividends;

- following the death or disability of a shareholder;

                                                 PROSPECTUS 83

--------------------------------------------------------------------------------
- that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and

- resulting from the Trust's right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

EXCHANGING FUND SHARES

--------------------------------------------------------------------------------
An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of C Class Shares of any Rydex Fund for C Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

- Account name.

- Account number (or your taxpayer identification number).

- Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

 84
--------------------------------------------------------------------------------
- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

- The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
  (800) 820-0888 or (301) 296-5100.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:
- Taking the current market value of a Fund's total assets

- Subtracting the liabilities

- Dividing that amount by the total number of shares owned by shareholders.

For most Rydex Funds, NAV is calculated each Business Day as of the regularly-scheduled close of normal trading of the NYSE (normally, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap

                                                 PROSPECTUS 85
--------------------------------------------------------------------------------
Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

- Modify minimum account requirements.

- Reject or refuse, in whole or in part, any purchase order for Fund shares.

- Modify or discontinue the exchange privilege.

- Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

PROSPECTUS
 86
--------------------------------------------------------------------------------

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

- Have and maintain access to the Rydex Web site.

- Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:
- $15 for wire transfers of redemption proceeds under $5,000.

- $50 on purchase checks returned for insufficient or uncollectible funds.

                                                 PROSPECTUS 87

--------------------------------------------------------------------------------

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

- $25 for bounced draft checks or ACH transactions.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

 88
--------------------------------------------------------------------------------

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

                                                  PROSPECTUS 89

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day- to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended March 31, 2000, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
Nova                                                                 .75%

Ursa                                                                 .90%

OTC                                                                  .75%

Arktos                                                               .90%

Mekros*                                                              .90%

U.S. Government Bond                                                 .50%

Juno                                                                 .90%

Sector Funds (except precious metals)                                .85%

Precious Metals                                                      .75%

U.S. Government Money Market                                         .50%

Large-Cap Europe*                                                    .90%

Large-Cap Japan*                                                     .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE MEKROS, LARGE-CAP EUROPE, AND LARGE-CAP JAPAN FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2000. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

90

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
FUND                    MANAGER            BIOGRAPHY
--------------------------------------------------------------------------------
OTC                     Mike Byrum, CFA    Part of the original Rydex investment
                                           team when the Advisor was founded in
                                           1993. He was named Vice President in
                                           1998. Prior to joining Rydex he was
                                           associated in a brokerage capacity
                                           with Money Management Associates,
                                           the investment advisor to the
                                           Rushmore Funds.

U.S. GOVERNMENT         Anne Ruff          Joined Rydex in 1996 as the portfolio
MONEY MARKET                               manager for the U.S. Government Money
U.S. GOVERNMENT                            Market Fund. She is also editor of
BOND                                       Rydex Today, a newsletter for
                                           investment advisors. Prior to joining
                                           Rydex she served as the Assistant
                                           Vice President and Portfolio Manager
                                           of a fixed-income portfolio for
                                           United Services Life Insurance
                                           Companies.

NOVA                    Team Managed       Each of these Funds is managed by a
JUNO                                       team of investment professionals and
URSA                                       no one person is responsible for
ARKTOS                                     making investment decisions for a
                                           Fund.

LARGE-CAP EUROPE        Team Managed       Each of these Funds is managed by a
LARGE-CAP JAPAN                            team of investment professionals and
                                           no one person is responsible for
                                           making investment decisions. Chuck
                                           Tennes has group leadership over the
                                           Funds. Chuck joined Rydex in 1999 as
                                           senior portfolio manager with
                                           extensive experience in international
                                           finance. He served as Chief
                                           Investment Officer at GIT Investment
                                           Funds in Arlington, Virginia from
                                           April 1985 to January 1997 where he
                                           managed an emerging markets equity
                                           fund that invested in more than 30
                                           countries.

MEKROS                  Team Managed       The Mekros Fund is managed by a team
                                           of investment professionals and no
                                           one person is responsible for making
                                           investment decisions. Chuck Tennes
                                           has group leadership over the Fund.
                                           Chuck joined Rydex in 1999 as Senior
                                           Portfolio Manager with extensive
                                           experience in international finance.
                                           He served as Chief Investment Officer
                                           at GIT Investment Funds in Arlington,
                                           Virginia where he managed an emerging
                                           markets equity fund that invested in
                                           more than 30 countries.

                                                 PROSPECTUS 91

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
FUND                    MANAGER            BIOGRAPHY
--------------------------------------------------------------------------------
SECTOR FUNDS            Team Managed       Each of the Sector Funds is managed
                                           by a team of investment professionals
                                           and no one person is responsible for
                                           making investment decisions for a
                                           Fund. Dan Gillespie has group
                                           leadership over the 17 Rydex Sector
                                           Funds management teams. Dan joined
                                           Rydex in 1997 and was named Senior
                                           Portfolio Manager in 1998. Prior to
                                           joining Rydex, he was a portfolio
                                           manager at GIT Investment Funds in
                                           Arlington, Virginia from July 1994 to
                                           January 1997 and at Rushmore Funds in
                                           Bethesda, Maryland from February 1991
                                           to July 1994.

  92

NOVA FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                             YEAR           YEAR          YEAR        PERIOD         YEAR
                                            ENDED          ENDED         ENDED         ENDED        ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     JUNE 30,
                                             2000           1999          1998       ***1997         1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $34.87        $29.82        $17.89        $15.68        $11.81
                                         ---------     ---------     ---------     ---------     ---------

  Net Investment Income                        .47           .45           .59           .35           .56
  Net Realized and Unrealized
   Gains on Securities                        6.60          5.01         11.39          2.19          3.31
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase in Net Asset Value
   Resulting from Operations                  7.07          5.46         11.98          2.54          3.87
  Distributions to Shareholders from:
   Net Investment Income                     (.01)         (.41)            --            --            --
   Net Realized Capital Gain                    --            --         (.05)         (.33)            --
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase in Net Asset Value             7.06          5.05         11.93          2.21          3.87
                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD              $41.93        $34.87        $29.82        $17.89        $15.68
                                         =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN                     20.29%        18.54%        67.02%       20.92%*        32.77%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                             1.18%         1.19%         1.13%        1.19%*
  Net Expenses                               1.18%         1.19%         1.11%        1.16%*         1.31%
  Net Investment Income                      1.26%         1.47%         2.42%        2.69%*         3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                   311%          445%            --            --            --
  Net Assets, End of Year
   (000's omitted)                        $748,147      $655,275      $986,247      $181,930      $224,541
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED
    SHORT-TERM SECURITIES.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                PROSPECTUS 93

URSA FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                              YEAR          YEAR          YEAR        PERIOD          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,      JUNE 30,
                                              2000          1999        1998++     ***1997++        1996++
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                        $8.66         $9.92        $14.04        $15.10        $17.58
                                         ---------     ---------     ---------     ---------     ---------
  Net Investment Income                        .32           .25           .38           .34           .60
  Net Realized and Unrealized
   Losses on Securities                     (1.24)        (1.48)        (4.46)        (1.36)        (3.08)
                                         ---------     ---------     ---------     ---------     ---------
  Net Decrease in Net Asset Value

   Resulting from Operations                 (.92)        (1.23)        (4.08)        (1.02)        (2.48)
  Distributions to Shareholders from
   Net Investment Income                     (.06)         (.03)         (.04)         (.04)            --
                                         ---------     ---------     ---------     ---------     ---------

  Net Decrease in Net Asset Value            (.98)        (1.26)        (4.12)        (1.06)        (2.48)
                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD               $7.68         $8.66         $9.92        $14.04        $15.10
                                         =========     =========     =========     =========     =========

TOTAL INVESTMENT RETURN                   (10.64)%      (12.47)%      (29.06)%      (8.98)%*      (14.11)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                             1.32%         1.39%         1.36%        1.36%*
  Net Expenses                               1.31%         1.38%         1.34%        1.34%*         1.39%
  Net Investment Income                      3.81%         3.29%         3.18%        3.21%*         3.38%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                     --            --            --            --            --
  Net Assets, End of Year
   (000's omitted)                        $288,218      $482,340      $254,225      $582,288      $192,553
----------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.

*  ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

  94


OTC FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incor- porated by reference in the SAI.

                                              YEAR          YEAR          YEAR       PERIOD           YEAR
                                             ENDED         ENDED         ENDED        ENDED          ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,      JUNE 30,
                                              2000          1999          1998       ***1997          1996
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $47.70        $27.68        $17.93        $15.16        $12.22
                                         ---------     ---------     ---------     ---------     ---------

  Net Investment Income (Loss)               (.67)         (.36)         (.14)           .01           .06
  Net Realized and Unrealized
   Gains on Securities                       50.64         20.65          9.99          2.84          3.24
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase in Net Asset Value

   Resulting from Operations                 49.97         20.29          9.85          2.85          3.30
  Distributions to Shareholders from:
   Net Investment Income                        --            --            --         (.07)            --
   Net Realized Capital Gain                 (.47)         (.27)         (.10)         (.01)         (.36)
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase in Net Asset Value            49.50         20.02          9.75          2.77          2.94
                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD              $97.20        $47.70        $27.68        $17.93        $15.16
                                         =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN                    105.32%        73.73%        55.05%       24.77%*        26.44%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                             1.15%         1.15%         1.13%        1.27%*
  Net Expenses                               1.15%         1.15%         1.13%        1.27%*         1.33%
  Net Investment Income (Loss)             (1.01)%       (0.97)%       (0.58)%        0.08%*         0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                   385%          773%          972%        1,140%        2,579%
  Net Assets, End of Year
   (000's omitted)                      $3,762,540    $1,277,571      $449,794       $52,278       $48,716
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                        PROSPECTUS 95


ARKTOS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Arktos Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                          YEAR       PERIOD
                                                                         ENDED        ENDED
                                                                     MARCH 31,     MARCH 31,
                                                                          2000         1999*

---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                                     $8.04        $15.00
                                                                     ---------     ---------
  Net Investment Income                                                    .15           .13
  Net Realized and Unrealized Losses on Securities                      (4.68)        (7.08)
                                                                     ---------     ---------
  Net Decrease in Net Asset Value Resulting from Operations             (4.53)        (6.95)
  Distributions to Shareholders from Net Investment Income               (.02)         (.01)
                                                                     ---------     ---------
  Net Decrease in Net Asset Value                                       (4.55)        (6.96)
                                                                     ---------     ---------
NET ASSET VALUE--END OF PERIOD                                           $3.49         $8.04
                                                                     =========     =========
TOTAL INVESTMENT RETURN                                               (56.39)%      (46.35)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                         1.46%       1.38%**
  Net Expenses                                                           1.46%       1.37%**
  Net Investment Income                                                  2.67%       2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                            1,157%        1,332%
  Net Assets, End of Year (000's omitted)                             $103,160      $118,622
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  96


U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Bond Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                             YEAR          YEAR          YEAR        PERIOD           YEAR
                                            ENDED         ENDED         ENDED         ENDED          ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,      JUNE 30,
                                             2000          1999          1998       ***1997           1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                       $10.05        $10.04         $8.52         $8.97         $9.55
                                         ---------     ---------     ---------     ---------     ---------
  Net Investment Income                        .46           .42           .45           .34           .46
  Net Realized and Unrealized
   Gains (Losses) on Securities              (.71)           .02          1.50         (.45)         (.45)
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations           (.25)           .44          1.95         (.11)           .01
  Distribution to Shareholders from:
   Net Investment Income                     (.46)         (.42)         (.43)         (.34)         (.46)
   Net Realized Capital Gain                    --         (.01)            --            --         (.13)
                                         ---------     ---------     ---------     ---------     ---------

  Net Increase (Decrease) in
   Net Asset Value                           (.71)           .01          1.52         (.45)         (.58)
                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD               $9.34        $10.05        $10.04         $8.52         $8.97
                                         =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN                    (2.26)%         4.24%        24.72%      (0.46)%*       (1.48)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                             0.93%         0.97%         1.13%        1.51%*
  Net Expenses                               0.92%         0.96%         1.11%        1.49%*         1.26%
  Net Investment Income                      5.01%         3.88%         4.65%        5.06%*         4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                   890%        1,339%        1,496%          962%          780%
  Net Assets, End of Year
   (000's omitted)                         $28,105       $27,623       $20,508        $3,302       $18,331
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS 97

JUNO FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Juno Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incor- porated by reference in the SAI.

                                              YEAR          YEAR          YEAR        PERIOD          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,      JUNE 30,
                                              2000          1999          1998      ****1997         1996*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                        $8.70         $8.65         $9.69         $9.47         $9.08
                                         ---------     ---------     ---------     ---------     ---------
  Net Investment Income                        .31           .27           .16           .25           .34
  Net Realized and Unrealized
   Gains (Losses) on Securities                .04         (.20)        (1.12)            --           .05
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations             .35           .07         (.96)           .25           .39
  Distributions to Shareholders from
   Net Investment Income                     (.05)         (.02)         (.08)         (.03)            --
                                         ---------     ---------     ---------     ---------     ---------
  Net Increase (Decrease) in
   Net Asset Value                             .30           .05        (1.04)           .22           .39
                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD               $9.00         $8.70         $8.65         $9.69         $9.47
                                         =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN                      3.97%         0.78%       (9.92)%       3.75%**         4.30%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                             1.47%         1.57%         1.61%       1.60%**
  Net Expenses                               1.47%         1.56%         1.59%       1.58%**         1.64%
  Net Investment Income                      3.39%         3.25%         3.55%       3.51%**         3.63%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                    --            --            --            --            --
  Net Assets, End of Year
   (000's omitted)                          $9,941       $12,789       $12,887       $32,577       $18,860
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  COMMENCEMENT OF OPERATIONS: MARCH 3, 1995.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

****  DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH
31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
ACTIVITY.

  98

ENERGY FUND & FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                                       FINANCIAL
                                                         ENERGY FUND                 SERVICES FUND
---------------------------------------------------------------------------------------------------------------------------

                                                        YEAR        PERIOD          YEAR        PERIOD
                                                       ENDED         ENDED         ENDED         ENDED
                                                   MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                        2000         1999*          2000         1999*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                   $8.99        $10.00         $9.99        $10.00
                                                   ---------     ---------     ---------     ---------
  Net Investment Income (Loss)                           .08           .05         (.01)         (.01)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        1.80        (1.06)         (.49)          0.00
                                                   ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset Value
   Resulting From Operations                            1.88        (1.01)         (.50)         (.01)
  Distributions to Shareholders from
   Net Realized Capital Gain                              --            --         (.01)            --
                                                   ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset Value            1.88        (1.01)         (.51)         (.01)
                                                   ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                        $10.87         $8.99         $9.48         $9.99
                                                   =========     =========     =========     =========
TOTAL INVESTMENT RETURN                               20.91%      (10.10)%       (4.97)%       (0.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.58%       1.62%**         1.72%       1.58%**
  Net Expenses                                         1.57%       1.62%**         1.71%       1.57%**
  Net Investment Income (Loss)                         0.83%       0.69%**       (0.15)%     (0.07)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          2,854%        6,070%        2,770%        7,269%
  Net Assets, End of Period (000's omitted)          $13,980       $17,442      $145,449       $22,165
---------------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND; APRIL 2, 1998--FINANCIAL SERVICES FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                    PROSPECTUS 99


HEALTH CARE FUND & TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                       HEALTH CARE FUND              TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------------------------------


                                                           YEAR        PERIOD          YEAR        PERIOD
                                                          ENDED         ENDED         ENDED         ENDED
                                                      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                           2000         1999*          2000         1999*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                     $11.45        $10.00        $17.02        $10.00
                                                      ---------     ---------     ---------     ---------
  Net Investment Loss                                     (.04)         (.02)         (.19)         (.16)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         (1.15)          1.47         14.76          7.18
                                                      ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             (1.19)          1.45         14.57          7.02
  Distributions to Shareholders from
   Net Realized Capital Gain                              (.01)            --            --            --
                                                      ---------     ---------     ---------     ---------
  Net Increase (Decrease) in Net Asset Value             (1.20)          1.45         14.57          7.02
                                                      ---------     ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                           $10.25        $11.45        $31.59        $17.02
                                                      =========     =========     =========     =========
TOTAL INVESTMENT RETURN                                (10.44)%        14.50%        85.61%        70.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.41%       1.44%**         1.41%       1.39%**
  Net Expenses                                            1.41%       1.43%**         1.40%       1.39%**
  Net Investment Loss                                   (0.36)%     (0.21)%**       (0.85)%     (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             4,850%        4,465%        4,929%        4,598%
  Net Assets, End of Period (000's omitted)             $30,729       $14,016       $90,002       $24,400
---------------------------------------------------------------------------------------------------------------------------

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

100

BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incor-porated by reference in the SAI.

                                                                  BASIC                      CONSUMER
                                                         MATERIALS FUND                 PRODUCTS FUND
---------------------------------------------------------------------------------------------------------
                                                    YEAR         PERIOD            YEAR        PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                               MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
                                                    2000           1999*           2000          1999*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD              $  7.75       $ 10.00          $  9.71         $10.00
                                                  -------       -------          -------        -------
  Net Investment Income                               .20            --              .04             --
  Net Realized and Unrealized Gains (Losses)
     on Securities                                    .02         (2.25)           (1.84)          (.29)
                                                  -------       -------          -------        -------
  Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                        .22         (2.25)           (1.80)          (.29)
  Distributions to Shareholders from
     Net Realized Capital Gain                         --            --             (.35)            --
                                                  -------       -------          -------        -------
Net Increase (Decrease) in Net Asset Value            .22         (2.25)           (2.15)          (.29)
                                                  -------       -------          -------        -------
NET ASSET VALUE--END OF PERIOD                    $  7.97       $  7.75          $  7.56         $ 9.71
                                                  =======       =======          =======        =======
TOTAL INVESTMENT RETURN                              2.84%       (22.50)%         (19.20)%        (2.90)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.54%         1.62%**          1.37%          1.55%**
  Net Expenses                                       1.53%         1.61%**          1.36%          1.54%**
  Net Investment Income (Loss)                       2.21%        (0.02)%**         0.49%         (0.03)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        3,641%        5,704%           5,466%         1,255%
  Net Assets, End of Period (000's omitted)       $16,851       $ 2,179          $ 9,181         $1,280
---------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                 PROSPECTUS  101

LEISURE FUND & RETAILING FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                           LEISURE FUND                RETAILING FUND
---------------------------------------------------------------------------------------------------------
                                                    YEAR         PERIOD            YEAR        PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                               MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
                                                    2000           1999*           2000          1999*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD               $11.21         $10.00          $ 13.54        $ 10.00
                                                  -------        -------          -------        -------
  Net Investment Income (Loss)                        .03           (.08)             .02           (.10)
  Net Realized and Unrealized Gains (Losses)
     on Securities                                   (.04)          1.29             (.23)          3.64
                                                  -------        -------          -------        -------
  Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                       (.01)          1.21             (.21)          3.54
  Distributions to Shareholders from
     Net Realized Capital Gain                       (.10)            --             (.11)            --
                                                  -------        -------          -------        -------
  Net Increase (Decrease) in Net Asset Value         (.11)          1.21             (.32)          3.54
                                                  -------        -------          -------        -------
NET ASSET VALUE--END OF PERIOD                     $11.10         $11.21          $ 13.22        $ 13.54
                                                  =======        =======          =======        =======
TOTAL INVESTMENT RETURN                             (0.07)%        12.10%           (1.51)%        35.40%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.58%          1.59%**          1.44%          1.42%**
  Net Expenses                                       1.58%          1.59%**          1.44%          1.42%**
  Net Investment Income (Loss)                       0.30%         (0.76)%**         0.16%         (0.81)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        5,734%         5,581%           2,537%         3,243%
  Net Assets, End of Period (000's omitted)        $5,563         $4,796          $81,097        $45,219
---------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND AND RETAILING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

102

TELECOMMUNICATIONS FUND & TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                     TELECOMMUNICATIONS                TRANSPORTATION
                                                                   FUND                          FUND
---------------------------------------------------------------------------------------------------------
                                                    YEAR         PERIOD            YEAR        PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                               MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
                                                    2000           1999*           2000          1999*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD              $ 13.03        $ 10.00          $  7.99        $ 10.00
                                                  -------        -------          -------        -------
  Net Investment Loss                                (.10)          (.04)            (.07)          (.03)
  Net Realized and Unrealized Gains (Losses)
     on Securities                                   7.47           3.07            (1.68)         (1.98)
                                                  -------        -------          -------        -------
  Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                       7.37           3.03            (1.75)         (2.01)
  Distributions to Shareholders from
     Net Realized Capital Gain                       (.01)            --               --             --
                                                  -------        -------          -------        -------
  Net Increase (Decrease) in Net Asset Value         7.36           3.03            (1.75)         (2.01)
                                                  -------        -------          -------        -------
NET ASSET VALUE--END OF PERIOD                    $ 20.39        $ 13.03          $  6.24        $  7.99
                                                  =======        =======          =======        =======
TOTAL INVESTMENT RETURN                             56.54%         30.30%          (21.90)%       (20.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.50%          1.56%**          1.97%          1.58%**
  Net Expenses                                       1.49%          1.55%**          1.96%          1.58%**
  Net Investment Loss                               (0.59)%        (0.34)%**        (0.92)%        (0.36)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        1,555%         2,788%           1,970%         7,583%
  Net Assets, End of Period (000's omitted)       $66,904        $12,300          $18,501        $ 3,014
---------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                 PROSPECTUS  103

ENERGY SERVICES FUND & BANKING FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                   ENERGY SERVICES FUND                  BANKING FUND
---------------------------------------------------------------------------------------------------------
                                                    YEAR         PERIOD            YEAR        PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                               MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
                                                    2000           1999*           2000          1999*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD              $  6.02       $ 10.00          $  8.77         $10.00
                                                  -------       -------          -------        -------
  Net Investment Income (Loss)                       (.06)         (.07)             .07            .01
  Net Realized and Unrealized Gains (Losses)
     on Securities                                   3.35         (3.91)           (1.53)         (1.24)
                                                  -------       -------          -------        -------
  Net Increase (Decrease) in Net Asset Value
     Resulting from Operations                       3.29         (3.98)           (1.46)         (1.23)
  Distributions to Shareholders                        --            --               --             --
                                                  -------       -------          -------        -------
  Net Increase (Decrease) in Net Asset Value         3.29         (3.98)           (1.46)         (1.23)
                                                  -------       -------          -------        -------
NET ASSET VALUE--END OF PERIOD                    $  9.31       $  6.02          $  7.31         $ 8.77
                                                  =======       =======          =======        =======
TOTAL INVESTMENT RETURN                             54.65%       (39.80)%         (16.65)%       (12.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.58%         1.58%**          1.58%          1.58%**
  Net Expenses                                       1.57%         1.57%**          1.57%          1.57%**
  Net Investment Income (Loss)                      (0.81)%       (1.14)%**         0.87%          0.13%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        1,794%        3,170%           3,829%        11,211%
  Net Assets, End of Period (000's omitted)       $54,609       $74,135          $39,546         $7,827
---------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND AND BANKING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

104

BIOTECHNOLOGY FUND & ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                     BIOTECHNOLOGY FUND              ELECTRONICS FUND
---------------------------------------------------------------------------------------------------------
                                                    YEAR         PERIOD            YEAR        PERIOD
                                                   ENDED          ENDED           ENDED         ENDED
                                               MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
                                                    2000           1999*           2000          1999*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD             $  12.81       $ 10.00         $  14.02        $ 10.00
                                                  -------       -------          -------        -------
  Net Investment Loss                                (.34)         (.16)            (.30)          (.15)
  Net Realized and Unrealized Gains
     on Securities                                  16.45          2.97            26.38           4.17
                                                  -------       -------          -------        -------
  Net Increase in Net Asset Value
     Resulting from Operations                      16.11          2.81            26.08           4.02
  Distributions to Shareholders from
     Net Realized Capital Gain                       (.04)           --               --             --
                                                  -------       -------          -------        -------
  Net Increase in Net Asset Value                   16.07          2.81            26.08           4.02
                                                  -------       -------          -------        -------
NET ASSET VALUE--END OF PERIOD                   $  28.88       $ 12.81         $  40.10        $ 14.02
                                                  =======       =======          =======        =======
TOTAL INVESTMENT RETURN                            125.98%        28.10%          186.02%         40.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.42%         1.56%**          1.29%          1.57%**
  Net Expenses                                       1.41%         1.55%**          1.28%          1.56%**
  Net Investment Loss                               (1.29)%       (1.52)%**        (1.14)%        (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          699%        2,670%           1,162%         3,011%
  Net Assets, End of Period (000's omitted)      $456,303       $38,205         $274,554        $12,814
---------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                 PROSPECTUS  105

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Precious Metal Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                          YEAR           YEAR           YEAR          PERIOD          YEAR
                                                         ENDED          ENDED          ENDED           ENDED         ENDED
                                                     MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,      JUNE 30,
                                                          2000           1999           1998         ***1997          1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                 $  4.19        $  5.82          $  7.64        $  9.05        $  8.73
                                                      -------        -------          -------        -------        -------
  Net Investment Income (Loss)+                          (.02)          (.03)              --             --             --
  Net Realized and Unrealized
     Gains (Losses) on Securities                        (.41)         (1.60)           (1.82)         (1.41)           .32
                                                      -------        -------          -------        -------        -------
  Net Increase (Decrease) in Net Asset
     Value Resulting from Operations                     (.43)         (1.63)           (1.82)         (1.41)           .32
  Distributions to Shareholders from
     Net Investment Income                                 --             --               --             --             --
                                                      -------        -------          -------        -------        -------
  Net Increase (Decrease) in
     Net Asset Value                                     (.43)         (1.63)           (1.82)         (1.41)           .32
                                                      -------        -------          -------        -------        -------
NET ASSET VALUE--END OF PERIOD                        $  3.76        $  4.19          $  5.82        $  7.64        $  9.05
                                                      =======        =======          =======        =======        =======
TOTAL INVESTMENT RETURN                                (10.26)%       (28.01)%         (23.82)%       (20.77)%*        3.67%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.23%          1.37%            1.42%          1.49%*
  Net Expenses                                           1.23%          1.36%            1.41%          1.45%*         1.33%
  Net Investment Income (Loss)                          (0.34)%        (0.69)%           0.05%          0.00%*        (0.01)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                             1,004%         1,191%             752%           743%         1,036%
  Net Assets, End of Year
     (000's omitted)                                  $37,780        $26,823          $34,538        $23,680        $36,574
---------------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES
   HAVING A MATURITY OF LESS THAN ONE YEAR.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31.
    ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
    ACTIVITY.

106

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                          YEAR           YEAR           YEAR          PERIOD          YEAR
                                                         ENDED          ENDED          ENDED           ENDED         ENDED
                                                     MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,      JUNE 30,
                                                          2000           1999           1998          **1997          1996
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                                $   1.00       $   1.00         $   1.00       $   1.00       $   1.00
                                                      -------        -------          -------        -------        -------
  Net Investment Income                                   .04            .04              .04            .03            .04
                                                      -------        -------          -------        -------        -------
  Net Increase in Net Asset Value
     Resulting from Operations                            .04            .04              .04            .03            .04
  Distributions to Shareholders from
     Net Investment Income                               (.04)          (.04)            (.04)          (.03)          (.04)
                                                      -------        -------          -------        -------        -------
  Net Increase in Net Asset Value                         .00            .00              .00            .00            .00
                                                      -------        -------          -------        -------        -------
NET ASSET VALUE--END OF PERIOD                       $   1.00       $   1.00         $   1.00       $   1.00       $   1.00
                                                      =======        =======          =======        =======        =======
TOTAL INVESTMENT RETURN                                  4.48%          4.55%            4.69%          4.39%*         4.60%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         0.89%          0.84%            0.89%          0.86%*           --
  Net Expenses                                           0.88%          0.83%            0.89%          0.86%*         0.99%
  Net Investment Income                                  4.36%          4.37%            4.37%          4.06%*         4.18%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
     (000's omitted)                                 $686,198       $949,802         $253,295       $283,553       $153,925
---------------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31.
   ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
   ACTIVITY.

                                                                 PROSPECTUS  107

BENCHMARK INFORMATION
-----------------------------------------------------------------------------
NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD,
OR PROMOTED BY STANDARD AND POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ"); AND THE MEKROS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE FRANK RUSSELL COMPANY ("RUSSELL").

THE LARGE-CAP EUROPE FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES, INC. ("DOW JONES") OR STOXX LTD. ("STOXX") OR ANY AFFILIATE OF DOW JONES OR STOXX; AND THE LARGE-CAP JAPAN FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE TOKYO STOCK EXCHANGE ("TSE"), THE PUBLISHER OF THE TOPIX 100 INDEX.

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER DOW JONES, STOXX NOR TSE MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX TO TRACK GENERAL EUROPEAN OR JAPANESE STOCK MARKET PERFORMANCE, RESPECTIVELY.

NEITHER S&P, NASDAQ NOR RUSSELL GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX, THE RUSSELL 2000 INDEX RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER DOW JONES, STOXX NOR TSE GUARANTEES THE ACCURACY OR THE COMPLETENESS OF THE STOXX 50-SM- INDEX AND THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY WARRANTY, EXPRESS OR IMPLIED,
AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS. THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER DOW JONES, STOXX NOR THE TSE MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P, NASDAQ NOR RUSSELL MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX, THE NASDAQ 100 INDEX OR THE RUSSELL 2000 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE STOXX 50-SM- INDEX NOR THE TOPIX 100 INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE STOXX 50-SM- INDEX OR THE TOPIX 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

BC

Additional information about the Funds is included in the SAI dated August 1, 2000 as supplemented October 9, 2000, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:

publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.